Investments in Associates	12 Months Ended
Oct. 31, 2019
Investments accounted for using equity method [abstract]
Investments in Associates
17	Investments in Associates
The Bank had significant investments in the following associates:

			2019			2018
As at October 31 ($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements (1)	Carrying value	Carrying value
Thanachart Bank Public Company Limited (2)	Thailand	Banking	49.00%	October 31, 2019	$3,554	$2,961
Canadian Tire’s Financial Services business (CTFS) (3)	Canada	Financial Services	20.00%	September 30, 2019	529	518
Bank of Xi’an Co. Ltd. (4)	China	Banking	17.99%	September 30, 2019	815	772
Maduro & Curiel’s Bank N.V. (5)	Curacao	Banking	48.10%	September 30, 2019	327	304

(1)
Represents the date of the most recent financial statements. Where available, financial statements prepared by the associates’ management or other published information is used to estimate the change in the Bank’s interest since the most recent financial statements.

(2)	Refer to Note 37 –Acquisitions and Divestitures.
(3)
Canadian Tire has an option to sell to the Bank up to an additional
29
% equity interest within the next 10 years at the then fair value, that can be settled, at the Bank’s discretion, by issuance of common shares or cash. After 10 years, for a period of six
months, the Bank has the option to sell its equity interest back to Canadian Tire at the then fair value.

(4)	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s investment in Bank of Xi’an Co. Ltd was $ 1,021 as at October 31, 2019
(5)
The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of October 31, 2019 these reserves amounted to $
61
(2018 – $
62
).

Summarized financial information of the Bank’s significant associates are as follows.

	For the twelve months ended (1)		As at October 31, 2019
($ millions)	Revenue	Net income	Total assets	Total liabilities
Thanachart Bank Public Company Limited	$2,050	$627	$46,475	$39,827
Canadian Tire’s Financial Services business (CTFS)	1,218	364	6,370	5,382
Bank of Xi’an Co. Ltd.	1,295	496	49,556	45,225
Maduro & Curiel’s Bank N.V.	371	115	5,677	4,982
	For the twelve months ended (1)		As at October 31, 2018
($ millions)	Revenue	Net income	Total assets	Total liabilities
Thanachart Bank Public Company Limited	$1,871	$590	$39,875	$34,289
Canadian Tire’s Financial Services business (CTFS)	1,143	348	6,256	5,279
Bank of Xi’an Co. Ltd.	1,123	456	45,261	41,595
Maduro & Curiel’s Bank N.V.	348	92	5,832	5,165

(1)	Based on the most recent available financial statements.